Activities of the Company - Summary of Significant Investments in Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Propimex, S. de R.L. de C.V.
Disclosure of Subsidiaries [line items]
Activity	Distribution
Country	Mexico
Ownership percentage	100.00%	100.00%
Controladora Interamericana de Bebidas, S. de R. L. de C.V.
Disclosure of Subsidiaries [line items]
Activity	Holding
Country	Mexico
Ownership percentage	100.00%	100.00%
Spal Industria Brasileira de Bebidas, S.A.
Disclosure of Subsidiaries [line items]
Activity	Production and distribution
Country	Brazil
Ownership percentage	84.40%	84.40%
Servicios Refresqueros del Golfo y Bajio, S. de R.L. de C.V.
Disclosure of Subsidiaries [line items]
Activity	Production
Country	Mexico
Ownership percentage	100.00%	100.00%
Embotelladora Mexicana de Bebidas Refrescantes, S. de R.L. de C.V.
Disclosure of Subsidiaries [line items]
Activity	Production
Country	Mexico
Ownership percentage	100.00%	100.00%